Share-based compensation plan - Phantom shares plan ("PS") and Restricted Shares (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 BRL (R$) shares R$ / shares shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-current provisions for employee benefits | R$	R$ 304,921,000	R$ 332,322,000
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	10,584,875	9,053,407
Shares granted	2,971,507
Cancelled	319,350
Exercised (1)	1,120,689
Available for completion	65,308
Restricted stock, year one	1,811,817
Restricted stock, year two	2,481,490
Restricted stock, year three	3,555,190
Restricted stock, year four	2,671,070
Non-current provisions for employee benefits | R$	R$ 304,921,000	R$ 332,322,000	R$ 361,974,000
Increase Provision Share Based Payment | R$	39,673,000	209,842,000
Decrease Provision Share Based Payment Cancelled | R$	(7,891,000)	(17,843,000)
Decrease Provision Share Based Payment | R$	R$ (59,183,000)	R$ (221,651,000)
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom Share Units Psus | R$ / shares	R$ 47.79
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,092,957	3,076,116
Shares granted	532,774
Exercised (1)	515,933
Restricted stock, year one	440,715
Restricted stock, year two	235,794
Restricted stock, year three	1,982,244
Restricted stock, year four	241,637
Restricted stock, year five	192,567
Non-current provisions for employee benefits | R$	R$ 76,870,000	R$ 80,742,000	R$ 60,226,000
Increase Provision Share Based Payment | R$	23,159,000	45,642,000
Decrease Provision Share Based Payment | R$	(27,031,000)	R$ (25,126,000)
Grant Year 2021 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 64.12
Number of other equity instruments outstanding in share-based payment arrangement		7,735
Shares granted	168
Exercised (1)	7,903
Grant Year 2022 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 54.20
Number of other equity instruments outstanding in share-based payment arrangement	137,194	480,184
Shares granted	10,447
Cancelled	221
Exercised (1)	353,216
Available for completion	65,308
Restricted stock, year one	47,391
Restricted stock, year two	24,495
Grant Year 2023 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 48.81
Number of other equity instruments outstanding in share-based payment arrangement	2,012,762	2,695,561
Shares granted	58,994
Cancelled	37,419
Exercised (1)	704,374
Restricted stock, year one	1,764,426
Restricted stock, year two	248,336
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 50.51
Number of other equity instruments outstanding in share-based payment arrangement		277,249
Shares granted	6,033
Exercised (1)	283,282
Grant Year 2024 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 56.58
Number of other equity instruments outstanding in share-based payment arrangement	2,374,898	2,459,390
Shares granted	53,332
Cancelled	114,998
Exercised (1)	22,826
Restricted stock, year two	2,208,659
Restricted stock, year three	166,239
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 56.09
Number of other equity instruments outstanding in share-based payment arrangement	2,149,682	2,331,602
Shares granted	50,731
Exercised (1)	232,651
Restricted stock, year one	440,715
Restricted stock, year three	1,708,967
Grant Year 2025 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 59.65
Number of other equity instruments outstanding in share-based payment arrangement	3,388,951	3,410,537
Shares granted	148,358
Cancelled	143,709
Exercised (1)	26,235
Restricted stock, year three	3,388,951
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 60.47
Number of other equity instruments outstanding in share-based payment arrangement	477,431	467,265
Shares granted	10,166
Restricted stock, year two	235,794
Restricted stock, year four	241,637
Grant Year 2026 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 51.58
Number of other equity instruments outstanding in share-based payment arrangement	2,671,070
Shares granted	2,700,208
Cancelled	23,003
Exercised (1)	6,135
Restricted stock, year four	2,671,070
Grant Year 2026 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 51.09
Number of other equity instruments outstanding in share-based payment arrangement	465,844
Shares granted	465,844
Restricted stock, year three	273,277
Restricted stock, year five	192,567